Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill
9.	GOODWILL
For the years ended December 31, 2017 and 2018, the Group performed a qualitative assessment for the reporting units of Utility products and related services, Mobile entertainment and AI and others based on the requirements of ASC
350-20.
The Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more likely than not that the fair value of the reporting units was less than its respective carrying amount. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2017 and 2018, respectively.
As the Company’s market capitalization was lower than the carrying amount of the net assets, the Group performed impairment assessment for the goodwill of all reporting units using the two-step
process, and recognized impairment loss of RMB545,665 (US$78,380) for the year ended December 31, 2019.

The changes in the carrying amount of goodwill were as follows:

	Utility products and related services	Mobile entertainment	AI and others	Total
	RMB	RMB	RMB	RMB
Balance at January 1, 2018	518,585	102,644	12,928	634,157
Deconsolidation of a subsidiary	(38,579)	—	(2,566)	(41,145)
Foreign exchange effect	20,724	4,101	—	24,825
Balance at December 31, 2018	500,730	106,745	10,362	617,837
Goodwill acquired in business combination	—	—	10,907	10,907
Deconsolidation of a subsidiary	—	(92,025)	—	(92,025)
Impairment loss	(508,198)	(16,198)	(21,269)	(545,665)
Foreign exchange effect	7,468	1,478	—	8,946
Balance at December 31, 2019	—	—	—	—
Balance as of December 31, 2019 in US$	—	—	—	—